Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Income (loss) before income taxes	$ (7,558,230)	$ 5,135,757	$ 9,434,787
Income tax computed at statutory EIT rate (25%)	0	1,283,939	2,358,696
Effect of different tax rates available to different jurisdictions	0	123,830	23,964
Non-deductible expenses	6,755,603	1,976,633	25,773
Change in valuation allowance and others	0	344,836	198,046
Income tax expenses	$ (802,627)	$ 3,729,238	$ 2,606,479